FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Derivatives financial instruments
Current		R$ 7,706	R$ 15,524
Non Current		8,622	1,840
Current		(53,044)	(866)
Non Current		(43,859)	(10,403)
Derivative transactions, net		(80,575)	6,095
Carrying amount		20,346,681	20,746,530		R$ 18,737,227
NDF Copper
Derivatives financial instruments
Book value of exchange risk		72,868
Foreign currency swaps (Euro and CDI x Euro)
Derivatives financial instruments
Currency risk affecting net amount payable		95,055
Foreign currency swaps (US$ and CDI x US$)
Derivatives financial instruments
Currency risk affecting net amount payable		355,055
Foreign currency swaps Euro
Derivatives financial instruments
Currency risk affecting net amount payable		1,664
Foreign currency swaps US$
Derivatives financial instruments
Currency risk affecting net amount receivable		5,432
IPCA x CDI Swap
Derivatives financial instruments
Book value of exchange risk		5,345
Transaction value of Exchange Risk		48,619
Purchased call options
Derivatives financial instruments
Total nominal value or nominal amount		(1,945,120)	(899,522)
Accumulated effects from fair value Amount receivable or payable		118,083	104,300
Derivative financial assets held for hedging		16,328	17,364
Current		7,706	15,524
Non Current		8,622	1,840
Purchased call options | Floating interest rate
Derivatives financial instruments
Total nominal value or nominal amount		(221,461)	(259,259)
Accumulated effects from fair value Amount receivable or payable			2,938
Purchased call options | CDI
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(176,470)	(214,268)
Accumulated effects from fair value Amount receivable or payable	[1]		1,098
Purchased call options | Inflation rates
Derivatives financial instruments
Total nominal value or nominal amount		(48,619)	(45,377)
Accumulated effects from fair value Amount receivable or payable		116,677	93,580
Purchased call options | IPCA
Derivatives financial instruments
Total nominal value or nominal amount	[2]	(48,619)	(45,377)
Accumulated effects from fair value Amount receivable or payable	[2]	116,677	93,580
Purchased call options | Euribor
Derivatives financial instruments
Total nominal value or nominal amount	[3]	(44,991)	(44,991)
Accumulated effects from fair value Amount receivable or payable		5,956	1,840	[3]
Purchased call options | Pre-rate
Derivatives financial instruments
Total nominal value or nominal amount		(1,048,500)
Purchased call options | NDF Copper
Derivatives financial instruments
Total nominal value or nominal amount	[4]	(1,048,500)
Purchased call options | Foreign currency
Derivatives financial instruments
Total nominal value or nominal amount		(626,540)	(594,886)
Accumulated effects from fair value Amount receivable or payable		1,406	7,782
Purchased call options | United States of America, Dollars
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(509,245)	(493,087)
Accumulated effects from fair value Amount receivable or payable	[1]	1,406	6,526
Purchased call options | Euro Member Countries, Euro
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(117,295)	(101,799)
Accumulated effects from fair value Amount receivable or payable	[1]		1,256
Written put options
Derivatives financial instruments
Notional value for liabilities position		1,945,120	899,522
Short position		198,658	98,205
Derivative financial liabilities held for hedging		(96,903)	(11,269)
Current		53,044	866
Non Current		43,859	10,403
Derivative transactions, net		(80,575)	6,095
Written put options | Floating interest rate
Derivatives financial instruments
Notional value for liabilities position		720,150	685,254
Short position		122,069	97,353
Written put options | Fixed interest rate
Derivatives financial instruments
Notional value for liabilities position		1,048,500
Short position		72,868
Written put options | CDI
Derivatives financial instruments
Notional value for liabilities position	[2]	720,150	685,254
Short position	[2]	122,069	97,353
Written put options | NDF Copper
Derivatives financial instruments
Notional value for liabilities position	[4]	1,048,500
Short position	[4]	72,868
Written put options | Foreign currency
Derivatives financial instruments
Notional value for liabilities position		176,470	214,268
Short position		3,721	852
Written put options | United States of America, Dollars
Derivatives financial instruments
Notional value for liabilities position	[1]	154,230	214,268
Short position	[1]	3,434	R$ 852
Written put options | Euro Member Countries, Euro
Derivatives financial instruments
Notional value for liabilities position	[1]	(22,240)
Short position	[1]	R$ 287

[1]	Foreign currency swap (euro and CDI x euro) (R$95,055) and (dollar and CDI x dollar) (R$355,055) – swap transactions contracted with maturities up to February 23, 2026, with the objective of protecting against exchange rate variation risks of net amounts payable (book value of R$1,664 payable and R$5,432 payable, respectively).
[2]	IPCA x CDI Swap (R$48,619) – swap transactions contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$5,345 to receive).
[3]	Swap Euribor x CDI (R$44,991) – swap transactions contracted with maturities in 2027 with the objective of protecting against the risk of Euribor variation (accounting value of R$5,956 to be payable)
[4]	NDF Copper x Pre (R$1,048,500 - LME in Reais * Tons contracted) – Copper NDF transactions contracted to protect future sales revenues against variations in the price of copper on the LME relative to the Real. (book value R$72,868 payable) The transaction is designated for cash flow hedging